Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Key Assumptions Used For the Value In Use Calculations	As of September 30, 2025, the key assumptions used for the value-in-use calculations are as follows:
2025
Average revenue growth rate	30.4%
Terminal growth rate	2.7%
Discount rate	25.0%

Schedule of Disaggregation of Revenue

The following table illustrates the disaggregation of revenue:

	For the years ended September 30,
	2025	2024	2023
Continuing Operations
Referral fees	$569	$13,505	$76,338
Advisory service fees	—	250,192	—
AI Solutions service fees	1,785,000	—	—
Total Revenue from Continuing Operations	1,785,569	263,697	76,338

Discontinued Operations
Advisory service fees	—	350,245	221,119
Management fees	—	25,970	51,071
Total Revenue from Discontinued Operations	—	376,215	272,191

Total Net Revenue	$1,785,569	$639,912	$348,528
	For the years ended September 30,
	2025	2024	2023
Timing of Revenue Recognition
Services transferred at a point in time	$569	$13,505	$76,338
Services transferred over time	1,785,000	626,407	272,190
Balance at end of the year	$1,785,569	$639,912	$348,528

Schedule of Contract Assets	Contract assets as of September 30, 2025 and 2024 are as follows:
	As of September 30,
	2025	2024
Contract assets, net	$—	$483

Schedule of Significant Changes in the Contract Assets Balances

The significant changes in the contract assets balances during the years ended September 30, 2025 and 2024 are as follows:

Contract assets
Balance as of 9/30/2023	91,565
Amounts billed to customers(1)	(17,414)
Provision of current expected credit losses(2)	(74,622)
Exchange diff.	954
Balance as of 9/30/2024	483
Amounts billed to customers(1)	(485)
Provision of current expected credit losses	—
Exchange diff.	2
Balance as of 9/30/2025	$—

(1)	The amounts billed to customers represent the reclassification of contract assets to receivables as the result of rights to consideration becoming unconditional.

(2)	During the year ended September 30, 2024, the Group recognized that the contract assets which derived from insurance commission, required a full allowance due to the non-renewal of the insurance. As of September 30, 2025 and 2024, the allowance for credit losses were nil and $74,622, respectively.